Interim Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity (Parentheticals) - $ / shares	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Jun. 30, 2025	Mar. 31, 2025
Class A Common Shares [Member]
Common shares, par value (in Dollars per share)	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Series B Preferred Shares [Member]
Preferred shares, par value (in Dollars per share)	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01